PENSION AND OTHER POST-EMPLOYMENT BENEFITS - Health Care - Movements of Projected Benefit Obligation (Details) - Post-employment health care benefit cost - IDR (Rp) Rp in Billions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of net defined benefit liability (asset) [line items]
Pension benefit obligations at beginning of year	Rp 1,592	Rp 118
Net periodic post-employment health care benefit costs	276	165
Actuarial gain (losses) recognized in OCI	1,460	1,828
Return on plan assets (excluding amount included in net interest expense)	(909)	(519)
Pension benefit obligations at end of year	Rp 2,419	Rp 1,592